Segment Information - Summary of Additional Information by Geographies (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Additional information by geographies [line items]
Turnover		€ 50,724	€ 51,980	€ 50,982
Operating profit		8,303	8,708	12,639
Non-underlying items		1,064	1,239	(3,176)
Underlying operating profit		9,367	9,947	9,463
Share of net profit/(loss) of joint ventures and associates		175	176	185
Asia/AMET/RUB [member]
Additional information by geographies [line items]
Turnover	[1]	23,440	24,129	22,868
Operating profit	[1]	4,137	4,418	4,824
Non-underlying items	[1]	409	439	(437)
Underlying operating profit	[1]	4,546	4,857	4,387
Share of net profit/(loss) of joint ventures and associates	[1]	8	(5)
The Americas [member]
Additional information by geographies [line items]
Turnover	[2]	16,080	16,482	16,020
Operating profit	[2]	2,723	2,683	3,621
Non-underlying items	[2]	249	395	(892)
Underlying operating profit	[2]	2,973	3,078	2,729
Share of net profit/(loss) of joint ventures and associates	[2]	122	126	114
Europe [member]
Additional information by geographies [line items]
Turnover		11,204	11,369	12,094
Operating profit		1,443	1,607	4,194
Non-underlying items		406	405	(1,847)
Underlying operating profit		1,848	2,012	2,347
Share of net profit/(loss) of joint ventures and associates		€ 45	€ 55	€ 71

[1]	Refers to Asia, Africa, Middle East, Turkey, Russia, Ukraine and Belarus.
[2]	Americas sales in North America were €10,117 million (2019: €9,411 million; 2018 €9,041 million) and in Latin America were €5,963 million (2019: €7,071 million; 2018: €6,979 million).